DEFINED CONTRIBUTION EMPLOYEE BENEFIT PLANS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
DEFINED CONTRIBUTION EMPLOYEE BENEFIT PLANS
Expense for matching contributions	$ 8.3	$ 5.4
United States
DEFINED CONTRIBUTION EMPLOYEE BENEFIT PLANS
Number of plan	1
Employee age for auto-enrolled	18 years
Matching contribution (as percent)	100.00%
Maximum matching contribution, as a percent to participant's compensation	4.00%
UNITED KINGDOM
DEFINED CONTRIBUTION EMPLOYEE BENEFIT PLANS
Employee minimum contribution to receive matching contribution (as percent to compensation)	3.00%
Service period to become to be eligible to participate in the plan	3 months
CANADA
DEFINED CONTRIBUTION EMPLOYEE BENEFIT PLANS
Employee minimum contribution to receive matching contribution (as percent to compensation)	5.00%